Personnel expenses	12 Months Ended
Nov. 30, 2019
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Personnel expenses

5.	Personnel expenses

	Note	2019	2018

Salaries and short-term employee benefits		$5,402	$4,307
Post-employment benefits		295	230
Share-based compensation	1 9 ( e )	1,059	851
Termination benefits		87	-
		$6,843	$5,388